Variable interest entities	12 Months Ended
Dec. 31, 2023
Variable interest entities
Variable interest entities

16. Variable interest entities

Consolidated VIEs

Pursuant to US GAAP consolidation guidance, the Group consolidates certain VIEs for which it is considered the primary beneficiary, either directly or indirectly, through a consolidated entity or affiliate. See note 2 (Summary of significant accounting policies) to the Group’s consolidated financial statements for additional information with respect to the Group’s consolidation.

Consolidated VIEs include entities relating to the Group’s private funds (e.g., BOF-C, the Advantage Fund and, prior to its liquidation in the fourth quarter of 2023, the Strategic Value Fund), investment vehicles for sale and resale of the participation interests (e.g., Colorado) and acquisition of interests in secured promissory notes (e.g., Mellor Investments LLC, formerly known as Forest Hills Investments LLC).

The purpose of the private funds is to provide strategy-specific investment opportunities for investors in exchange for management-based and performance-based fees. The investment strategies of the private funds differ by product, but the fundamental risks are similar.

Colorado is an exempted company established to receive a portion of the Group’s interest in the YPF-related Petersen claims and provide a vehicle for the sale and resale of the participation interests.

The Group, together with BCIM Partners III, LP and COLP, acquired interest in certain secured promissory notes through Mellor Investments LLC. The secured promissory notes are legal finance investments with proceeds payable out of two underlying litigation matters. This structure provides for the sharing of the economics, interest payments and settlement cash flows among the Group, BCIM Partners III, LP and COLP.

The Group provides revolving credit facilities to certain of its private funds for capital calls as required. These revolving credit facilities are entirely discretionary insofar as the Group is not obligated to fund under the revolving credit facilities. There were no amounts outstanding under the revolving credit facilities at December 31, 2023 and 2022, respectively.

The table below sets forth assets and liabilities of the consolidated VIEs at the dates indicated.

	December 31,
($ in thousands)	2023	2022
Total assets	1,865,344	1,259,892
Total liabilities	(4,716)	(5,210)

The table below sets forth the total revenues and certain information relating to cash flows of the consolidated VIEs for the periods indicated.

	Years ended December 31,
($ in thousands)	2023	2022	2021
Total revenue:	470,216	73,480	26,158

Cash flows:
Proceeds	150,775	92,080	139,825
(Funding)	(304,348)	(291,046)	(224,893)

Cash balance at period end	24,613	32,966	40,547

Unconsolidated VIEs

The Group’s maximum exposure to loss from the unconsolidated VIEs is the sum of capital provision assets, fee receivables, accrued income and loans to the unconsolidated VIEs.

The table below sets forth the Group’s maximum exposure to loss from the unconsolidated VIEs at the dates indicated.

	December 31,
($ in thousands)	2023	2022
On-balance sheet exposure	22,426	16,724
Off-balance sheet exposure - undrawn commitments	2,768	3,791
Maximum exposure to loss	25,194	20,515